Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000743773
Calvert VP Volatility Managed Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Calvert VP Volatility Managed Growth Portfolio (the “Fund”) pursues growth potential and some current income, while seeking to manage overall portfolio volatility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance separate account (“Variable Contract”) or qualified pension or retirement plan (“Qualified Plan”). If these fees and expenses were included, expenses shown would be higher. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you participate through a Qualified Plan, the table does not reflect direct expenses of the plan, and you should consult your administrator for more information.

This table describes the expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	Annual Fund Operating Expenses have been restated to reflect current fees. “Management Fees” reflect a fee reduction agreement to the Fund’s investment advisory agreement effective December 1, 2020.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. If these fees and expenses were included, expenses shown would be higher. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in exchange-traded funds (“ETFs”) and various derivatives, such as futures contracts and options. The portion of the Fund that is invested in ETFs is structured like a fund-of-funds. An ETF is a type of investment company whose shares are traded on a securities exchange at prices quoted by the exchange throughout its trading day. The Fund seeks to achieve its objectives by investing in ETFs representing a broad range of asset classes and employing derivatives to manage overall portfolio volatility. Ameritas Investment Partners, Inc. (“AIP”), the Fund’s sub-adviser, is responsible for selecting the ETFs in which the Fund invests. CRM, the Fund’s investment adviser, is responsible for executing the Fund’s volatility management strategy described below.

The Fund typically invests in ETFs with investment objectives to match the returns of a particular market index, and which generally invest in a broad sample of the securities comprising the particular index. The ETFs represent a variety of asset categories and investment styles. The Equity ETFs are based on indices comprised of the common stock of U.S. and non-U.S. issuers and may include indices with value, growth or sector-specific orientations, as well as indices comprised of real estate investment trusts (“REITs”) and natural resource-related stocks. The Fixed Income ETFs are based on indices comprised of fixed income securities of U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, and securities rated below investment grade (commonly known as “junk bonds”).

AIP considers the risk and return characteristics of the various asset classes represented by the indices, and the correlation of those characteristics among the various asset classes, in determining a range of possible allocations for each asset class given prevailing market conditions. AIP then reviews the historical returns and the current holdings of the ETFs, and uses that information to select ETF weightings that are consistent with the overall portfolio volatility target. The weighting of the Fund’s ETF investments representing U.S. and international equity indices and fixed income indices will typically range above and below the targeted asset allocation for each such asset class as shown in the chart below. The targeted asset allocations shown in the chart do not sum to 100% because the Fund also maintains a cash allocation.

ETFs that track:	Targeted Asset Allocation (% of net assets)	Typical Asset Allocation Range (% of net assets)
U.S. & International Equity Indices (“Equity ETFs”)	78%	55-95%
Fixed Income Indices (“Fixed Income ETFs”)	18%	10-40%

In its selection of investments for the Fund, AIP seeks ETFs that are representative of the desired asset class and whose underlying fundamentals appear to have the potential for above-average long-term performance. These may include ETFs that are expected to show above-average growth over the long-term as well as those that appear to AIP to be undervalued. The Fund may sell or reduce its position in an ETF when, in AIP’s opinion, the macroeconomic outlook changes, valuation issues arise, the Fund needs to be rebalanced, or there is better opportunity elsewhere.

CRM is responsible for executing the Fund’s volatility management strategy. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument, index or portfolio over time. Changes in the level of market volatility may result in rapid and dramatic price swings. CRM seeks to stabilize the volatility of the Fund around a predetermined target level and reduce the potential for portfolio losses during periods of high market uncertainty, while providing opportunity for growth during periods when markets are relatively less uncertain. The Fund generally targets an annualized return volatility level of 12%. While CRM attempts to manage the Fund’s volatility to this target, over any particular time horizon the Fund may experience return volatility that is higher or lower than its target return volatility.

The volatility management strategy is implemented by entering into futures contracts based on one or more stock market indices, to attempt to hedge against changes in market volatility and declines in the value of the Fund’s investments in ETFs. An index future is a contract to buy or sell the cash value of a specific market index at a specified price by a specified future date. CRM seeks to stabilize volatility in the Fund over time at the target level by continuously monitoring and forecasting volatility in the markets and adjusting the Fund’s futures positions in response to specific changes in the market and the Fund. To the extent that the volatility management strategy realizes gains, the Fund may use these gains to further invest in ETFs in an effort to increase long-term returns.

Futures contracts may involve the use of leverage, which represents a non-cash exposure to an underlying asset, index, rate or instrument. Amounts referred to as margin are posted to establish and maintain a position in a futures contract, but gains and losses on each futures contract are calculated based on the notional value of the futures contract, which is much larger than the margin. The notional value represents the economic exposure provided by each futures contract. For example, an S&P 500 index future that has a contract multiplier of $50 per index point and an index level of 2300 points would have a notional value for this contract of $115,000. The notional value of the Fund’s short futures positions will generally not exceed 95% of its net assets, which is the Fund’s maximum exposure to Equity ETFs. The notional value of the Fund’s long futures positions will generally not exceed 40% of its net assets.

The Fund may, without limitation, invest in lower risk assets such as cash or short-term fixed-income securities instead of riskier assets such as equity and fixed-income ETFs and derivatives. The Fund also may engage in active and frequent trading of ETFs and derivatives to achieve its primary investment objective. Such trading may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains. The Fund may invest in certain ETFs beyond the limits under the Investment Company Act of 1940, as amended, subject to certain terms and conditions. The Fund may also lend its securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets in exchange-traded funds (“ETFs”) and various derivatives, such as futures contracts and options. The portion of the Fund that is invested in ETFs is structured like a fund-of-funds. An ETF is a type of investment company whose shares are traded on a securities exchange at prices quoted by the exchange throughout its trading day. The Fund seeks to achieve its objectives by investing in ETFs representing a broad range of asset classes and employing derivatives to manage overall portfolio volatility. Ameritas Investment Partners, Inc. (“AIP”), the Fund’s sub-adviser, is responsible for selecting the ETFs in which the Fund invests. CRM, the Fund’s investment adviser, is responsible for executing the Fund’s volatility management strategy described below.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Fund-of-Funds Structure. The Fund invests in exchange-traded funds (“underlying funds”) in a fund-of-funds structure. The Fund’s asset allocation strategy and its selection of particular underlying funds may cause the Fund to underperform funds with similar investment objectives. The Fund’s performance is dependent upon the performance of the underlying funds and the Fund is subject to all of the risks of the underlying funds. The risks discussed below are the principal risks applicable to the Fund either directly or through its investment in the underlying funds and accordingly, references to the Fund below may be to the Fund or one or more underlying funds.

Market Risk. The value of investments held by the Fund may increase or decrease in response to economic, political, financial or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, could cause high volatility in markets. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets. Fixed-income markets may experience periods of relatively high volatility.

ETF Risk. ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests. Other pooled investment vehicles generally are subject to risks similar to those of ETFs.

Volatility Management Strategy Risk. Although the volatility management strategy seeks competitive investment returns with more consistent volatility of returns over time, the attainment and maintenance of the more consistent volatility does not ensure that the Fund will deliver competitive returns. The volatility management strategy may dampen the Fund’s downside risk over time, but may also cause the Fund’s investment returns to lag behind those of its benchmark, especially during a rising equity market or rapidly changing market conditions, and this underperformance could be significant.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

Large-Cap Growth and Value Risk. Because the Fund may invest in ETFs that invest primarily in large-cap growth and/or value companies, it is subject to the risk of underperforming the overall stock market during periods in which stocks of such companies are out of favor and generate lower returns than the market as a whole.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

Emerging Markets Investment Risk. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. Emerging market securities often involve greater risks than developed market securities.

Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Sector Risk. Because the Fund may, under certain market conditions, invest a significant portion of its assets in certain sectors, the value of Fund shares may be affected by events that adversely affect a particular sector and may fluctuate more than that of a fund that invests more broadly.

Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

Smaller and Mid-Sized Company Risk. The stocks of smaller and mid-sized companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Credit Risk. Investments in fixed income and other debt obligations (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates. In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures. Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate. Certain instruments held by the Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is expected to be phased out by the end of 2021. While the effect of the phase out cannot yet be determined, it may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Lower Rated Investments Risk. Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Although certain mortgage- and asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity, the market price for such securities is not guaranteed and will fluctuate. The purchase of mortgage- and asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity. Mortgage- and asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying mortgages or other assets. Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.

U.S. Government Securities Risk. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. U.S. Treasury securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Money Market Instrument Risk. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment, particularly when there is no stated limit on the Fund’s use of derivatives. A derivative investment also involves the risks relating to the reference instrument underlying the investment.

Leverage Risk. Certain Fund transactions may give rise to leverage. Leverage can result from a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.

Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Portfolio Turnover Risk. The annual portfolio turnover rate of the Fund may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and may involve greater expenses (which may reduce return) than a fund with a lower rate. Capital gains distributions will be made to shareholders if offsetting capital loss carry forwards do not exist.

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral if the borrower fails financially. The Fund could also lose money if the value of the collateral decreases.

Risks Associated with Active Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser, in its operations and is susceptible to operational, information security and related events (such as cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based securities market index and a blended benchmark.The returns in the bar chart are for Class F shares and do not reflect any insurance-related expenses and charges under a Variable Contract or expenses related to a Qualified Plan. If such charges were reflected, the returns would be lower.  Thus, you should not compare the Fund’s returns directly with the performance of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. Past performance is not necessarily an indication of how the Fund will perform in the future.

CRM became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser. There was no change in the Fund’s investment sub-adviser in connection with the change in adviser. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based securities market index and a blended benchmark.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period ended December 31, 2019, the highest quarterly total return was 7.64% for the quarter ended March 31, 2019 and the lowest quarterly return was -9.99% for the quarter ended December 31, 2018.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the period ended December 31, 2019, the highest quarterly total return was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.99%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2019
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Class F shares commenced operations on April 30, 2013. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. (Source for MSCI World Index: MSCI) MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this data, and has no liability hereunder. ICE® BofAML® indices are not for redistribution or other uses; provided “as is,” without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Investors cannot invest directly in an Index.

Calvert VP Volatility Managed Growth Portfolio | S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.30%	[2]
Five Year	rr_AverageAnnualReturnYear05	10.66%	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	6.69%	[2]
Calvert VP Volatility Managed Growth Portfolio | S&P 500® Daily Risk Control 12% Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	20.88%
Five Year	rr_AverageAnnualReturnYear05	9.83%
Life of Fund	rr_AverageAnnualReturnSinceInception	11.18%
Calvert VP Volatility Managed Growth Portfolio | Growth Portfolio Blended Benchmark
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.15%	[3]
Five Year	rr_AverageAnnualReturnYear05	8.44%	[3]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.27%	[3]
Calvert VP Volatility Managed Growth Portfolio | Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	$ 1,173
Annual Return 2014	rr_AnnualReturn2014	5.61%
Annual Return 2015	rr_AnnualReturn2015	(3.51%)
Annual Return 2016	rr_AnnualReturn2016	5.56%
Annual Return 2017	rr_AnnualReturn2017	16.92%
Annual Return 2018	rr_AnnualReturn2018	(7.50%)
Annual Return 2019	rr_AnnualReturn2019	19.22%
One Year	rr_AverageAnnualReturnYear01	19.22%
Five Year	rr_AverageAnnualReturnYear05	5.60%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2013

[1]	Annual Fund Operating Expenses have been restated to reflect current fees. "Management Fees" reflect a fee reduction agreement to the Fund's investment advisory agreement effective December 1, 2020.
[2]	Effective December 1, 2020, the Fund changed its primary benchmark to S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive because the investment adviser believes it is a more appropriate benchmark for the Fund.
[3]	The Growth Portfolio Blended Benchmark is an internally constructed benchmark comprised of a blend of 58% Russell 3000® Index, 18% Bloomberg Barclays U.S. Aggregate Bond Index, 16% MSCI EAFE Index, 4% ICE BofAML 3-Month U.S. Treasury Bill Index, 4% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. The performance of each component of the Growth Portfolio Blended Benchmark reflects no deduction for fees, expenses or taxes, except MSCI EAFE Index and MSCI USA IMI/Equity REITs Index, which reflect total returns net of fees and expenses.
[4]	Calvert Research and Management ("CRM") has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.81%. This expense reimbursement will continue through April 30, 2022. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.